Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and
Service Class 2
Value Portfolio
April 30, 2007
Prospectus

The following information supplements the biographical information for Richard Fentin in the "Fund Management" section on page 9.

Effective July 1, 2007, Richard Fentin, portfolio manager of the fund, has taken a leave of absence from Fidelity Investments. Mr. Fentin is expected to return in the fall.

Also effective July 1, 2007, Matthew Friedman will serve as Assistant Manager of the fund. Mr. Friedman will assist Mr. Fentin with the management of the fund's portfolio during his leave of absence. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

VVAL-07-01 July 12, 2007
1.798008.103

Supplement to the
Fidelity®Variable Insurance Products
Initial Class, Service Class, and Service Class 2
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 46.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information supplements the biographical information for Richard Fentin in the "Fund Management" section on page 48.

Effective July 1, 2007, Richard Fentin, portfolio manager of VIP Value Portfolio, has taken a leave of absence from Fidelity Investments. Mr. Fentin is expected to return in the fall.

Also effective July 1, 2007, Matthew Friedman will serve as Assistant Manager of VIP Value Portfolio. Mr. Friedman will assist Mr. Fentin with the management of the fund's portfolio during his leave of absence. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

VIPIS2-07-04 July 12, 2007
1.816774.123

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 44.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information supplements the biographical information for Richard Fentin in the "Fund Management" section on page 44.

Effective July 1, 2007, Richard Fentin, portfolio manager of VIP Value Portfolio, has taken a leave of absence from Fidelity Investments. Mr. Fentin is expected to return in the fall.

Also effective July 1, 2007, Matthew Friedman will serve as Assistant Manager of VIP Value Portfolio. Mr. Friedman will assist Mr. Fentin with the management of the fund's portfolio during his leave of absence. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

VIPINV-07-04 July 12, 2007
1.821023.119

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 46.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information supplements the biographical information for Richard Fentin in the "Fund Management" section on page 46.

Effective July 1, 2007, Richard Fentin, portfolio manager of VIP Value Portfolio, has taken a leave of absence from Fidelity Investments. Mr. Fentin is expected to return in the fall.

Also effective July 1, 2007, Matthew Friedman will serve as Assistant Manager of VIP Value Fund. Mr. Friedman will assist Mr. Fentin with the management of the fund's portfolio during his leave of absence. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

VIPICSD-07-05 July 12, 2007
1.816775.123